Selling, general and administrative expenses	12 Months Ended
Dec. 31, 2023
Selling, general and administrative expenses
Selling, general and administrative expenses

7     Selling, general and administrative expenses

	2023	2022	2021
Services and fees	(39,691)	(44,836)	(30,897)
Taxes (*)	(37,013)	(45,250)	(24,756)
Salaries and social security contributions	(33,038)	(32,310)	(21,172)
Amortization and depreciation (**)	(6,303)	(7,337)	(8,376)
Office expenses	(4,870)	(3,685)	(1,475)
Insurance	(2,810)	(2,359)	(2,145)
Maintenance expenses	(2,130)	(1,892)	(908)
Advertising	(1,547)	(1,652)	(912)
Bad debts	(4,985)	(13,443)	(14,727)
Bad debts recovery (***)	3,439	18,203	8,311
Other	(9,721)	(6,794)	(5,005)
	(138,669)	(141,355)	(102,062)

(*) Mainly included taxes over bank transactions and tax on revenue not included in the line item “Income tax”.

(**) Includes depreciation of leases of USD 739 for the year ended December 31, 2023 (USD 901 and USD 969 for the year ended December 31, 2022 and 2021 respectively).

(***) During 2022 mainly includes recoveries in Argentina, as detailed in Note 26.a.